Goodwill - Schedule of Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in goodwill [abstract]
Opening balance	$ 975,080	$ 936,581
Acquisition of subsidiaries	91,184	45,357
Deconsolidation of a subsidiary	(484,207)
Foreign currency translation adjustments and other classifications	64,186	(6,858)
Closing balance	$ 646,243	$ 975,080